Oil and Natural Gas Properties (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Proved Property
Leasehold acquisition	$ 12,282,858	$ 12,277,089
Development	4,072,492	3,660,277
Unproved properties	1,936,528	1,951,193
Oil and natural gas properties (successful efforts method)	18,291,878	17,888,559
Less accumulated depletion and amortization	(3,796,841)	(3,546,284)
Oil and natural gas properties, successful efforts method, net	$ 14,495,037	$ 14,342,275